INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL
The following table summarizes the movement in the net book value of intangible assets, including goodwill for the six-month period ended June 30:

	2026	2025**

Balance as of January 1	491	297

Acquisitions*	199	167
Additions	47	34
Measurement period adjustment	(3)	—
Transfer and reclassification	—	2

Amortization	(44)	(29)
Translation adjustment	(30)	5

Balance as of June 30	660	476
*Acquisitions for the six-month period ended June 30, 2026 of US$199 comprise goodwill (US$104), identifiable intangible assets for the Tabletki
Group (US$79), consisting of customer relationships, brand and trademarks, and software of US$61, US$12, and US$6, respectively; customer relationships of US$3 (ISP Shtorm LLC); and green tariff rights of US$11 (six solar power plants) and US$2 (SUNVIN 11). Acquisitions for the six-
month period ended June 30, 2025 of US$167, comprise goodwill (US$109), identifiable intangible assets for Uklon, consisting of customer relationships, brand and trademarks, and software of US$32, US$18, and US$8, respectively. See Note 5 for further details.
**Prior period comparatives have been reclassified to conform with the current period presentation
Goodwill
Goodwill is included within the above total intangible asset movements for the six-month period ended June 30, 2026. The significant additions during the period were relating to the acquisitions as explained in Note 5 - Significant Transactions.
Goodwill arising from the acquisitions is allocated to the respective Cash Generating Unit "CGU" which are then grouped for the impairment testing. This group represents the lowest level within Kyivstar Group at which goodwill is monitored for internal management purposes and is not larger than the Kyivstar Group's operating segment.
The Company did not identify any indicators of impairment during the six-month periods ended June 30, 2026, and 2025. Based on the analysis performed, no impairment of goodwill was identified for any CGUs.
Impairment losses
Impairment expense of US$4 for the six-month period ended June 30, 2026 (2025: US$4) primarily relates to certain items of property, plant and equipment that were written down as a result of identified impairment indicators, including assets affected by the ongoing war in Ukraine.